SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Functional Currency
Functional Currency

The accompanying consolidated financial statements are presented in United States Dollars. The Company has determined that the functional currency of its subsidiaries is usually the local currency, except AU10TIX Technologies B.V. and its subsidiaries (“AU10TIX”) whose functional currency is United States Dollars. For financial reporting purposes, the assets and liabilities of such subsidiaries are translated into United States Dollars using exchange rates in effect at the balance sheet date. The revenue and expenses of such subsidiaries are translated into United States Dollars using average exchange rates in effect during the reporting period. Resulting translation adjustments are presented as a separate category in shareholders' deficit called accumulated other comprehensive loss.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

Principles of Consolidation
Principles of Consolidation

The consolidated financial statements include the accounts of ICTS International N.V. and its wholly-owned and majority-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents	Cash and Cash Equivalents The Company considers all highly liquid investments to be cash and cash equivalents with an original maturity of three months or less when purchased.
Restricted Cash and Bank Deposits
Restricted Cash and Bank Deposits

Short term restricted cash as of December 31, 2025 consists of: (a) $249 held in several bank accounts in the Netherlands, which is restricted for payments to local tax authorities, and (b) $861 short term bank deposits secured for derivative instruments.

Short term restricted cash as of December 31, 2024 consists of: (a) $142 held in bank accounts that serve as cash collateral for outstanding letters of credit and guarantees, (b) $1,872 held in several bank accounts in the Netherlands, which is restricted for payments to local tax authorities, and (c) $844 short term bank deposits secured for derivative instruments.
Long term restricted cash as at December 31, 2025 and 2024 consists of $1,669 and $1,795, respectively, held in bank accounts that serve as risk collateral for long term outstanding letters of credit and guarantees.

Bank deposits consist of short term interest-bearing deposits held in banks and financial institutions.

The following table provides a reconciliation of cash and restricted cash reported on the balance sheets that sum to the total of the same such amounts shown in the statements of cash flows.

	Year Ended December 31,
	2025	2024	2023
Cash and cash equivalents	$16,890	$64,668	$55,222
Restricted cash - short term	1,110	2,858	9,766
Bank deposits	10,305	18,083	34,002
Restricted cash - long term	1,669	1,795	2,037
Total cash, cash equivalents, restricted cash and bank deposits shown in the statement of cash flows	$29,974	$87,404	$101,027

Term Deposits	Term Deposits Term deposits consist of interest-bearing deposits held in banks and financial institutions.
Accounts Receivable
Accounts Receivable

Accounts receivable represent amounts due to the Company for services rendered and are recorded net of an allowance for credit losses. The allowance for credit losses represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable and is based on historical collection experience, factors related to specific customers, current economic trends and conditions as of the balance sheet date. The Company writes off accounts receivable when they are determined to be uncollectible and are recognized as a reduction to the allowance for credit losses. As of December 31, 2025 and 2024, the allowance for credit losses is $1,468 and $1,351, respectively.

The Company elected to apply the practical expedient provided in ASU 2025-05 with no material effect on the Company’s consolidated financial statements upon adoption.

Fair Value Measurements
Fair Value Measurements

The Company follows Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) Topic 820, “Fair Value Measurement”. Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Topic 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value should be based on assumptions that market participants would use.

In determining the fair value, the Company assesses the inputs used to measure fair value using a three-tier hierarchy, as follows:

Level 1 -	Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Companies have the ability to access at the measurement date.

Level 2 -	Inputs to the valuation methodology include:

•	Quoted prices for similar assets or liabilities in active markets;

•	Quoted prices for identical or similar assets or liabilities in inactive markets;

•	Inputs other than quoted prices that are observable for the asset or liability;

•	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 -	Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Deposits with Customers
Deposits with Customers

Deposits with customers consist of long-term cash deposits provided to customers and suppliers which serve as cash collateral in order to guarantee the performance and quality of services provided to the customers or to secure the future payments to suppliers. The deposits are repaid to the Company at the end of the contract or the engagement with the customers or the suppliers.

Investments
Investments

The Company accounts for investments in the equity securities of companies which represent an ownership interest of 20% to 50% and the ability to exercise significant influence, provided that ability does not represent control, using the equity method. The equity method requires the Company to recognize its share of the net income (loss) of its investees in the consolidated statements of operations until the carrying value of the investment is zero.

Equity investments for which the Company does not have significant influence with readily determinable fair values are measured at fair value. Equity investments without readily determinable fair values are measured at cost with adjustments for observable changes in price or impairments (referred to as the measurement alternative).

The Company records investments in the equity securities of privately held companies which represent an ownership interest of less than 20% using the measurement alternative.

Derivative Instruments
Derivative Instruments

Derivative instruments are measured at their fair value and recorded as either assets or liabilities. Changes in the fair value of derivatives designated as cash flow hedging instruments are initially recorded in other comprehensive income. A corresponding amount is reclassified out of other comprehensive income into earnings when the underlying transactions are recognized in the consolidated statements of operations and comprehensive income (loss).

The Company maintains a risk management strategy, that may incorporate the use of put options and forward exchange contracts, to minimize significant fluctuation in cash flows and/or earnings that are caused by exchange rate or interest rate volatility.

Property and Equipment
Property and Equipment

Equipment and furniture, leasehold improvements and vehicles are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful lives used in determining depreciation are as follows:

Years
Equipment and furniture	3-7
Internal use software	3-4
Vehicles	3-7

Leasehold improvements are amortized using the straight-line method over the shorter of the total term of the lease or the estimated useful lives of the assets.

Capitalized Internal-Use Software Costs
Capitalized Internal-Use Software Costs

The Company capitalizes certain costs incurred in developing internal-use software when capitalization requirements have been met. Costs prior to meeting the capitalization requirements are expensed as incurred. Costs, such as maintenance and training are also expensed as incurred. Capitalized costs are included in property and equipment, and amortized on a straight-line basis over the estimated useful life of the software. Amortization expense, which is included in depreciation expense, amounted to $449, $782 and $947 during the years ended December 31, 2025, 2024 and 2023, respectively.

Goodwill
Goodwill

Goodwill represents the excess purchase price over the fair value of the net tangible and intangible assets of an acquired business. Goodwill is assessed for impairment by reporting unit on an annual basis or when events or changes in circumstances indicate that the fair value of a reporting unit is less than its carrying amount. The Company would record a goodwill impairment charge for the difference between the carrying value and the fair value of the goodwill, not to exceed the carrying amount of the goodwill. During the years ended December 31, 2025, 2024, and 2023, the Company has not recorded any impairment charges on its goodwill.

Long-Lived Assets
Long-Lived Assets

The Company reviews long-lived assets, other than goodwill, for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. The Company assesses recoverability by determining whether the net book value of the related asset will be recovered through the projected undiscounted future cash flows of the asset. If the Company determines that the carrying value of the asset is not recoverable, it measures any impairment based on the fair value of the asset as compared to its carrying value. During the years ended December 31, 2025, 2024, and 2023, the Company did not record any impairment charges on its long-lived assets.

Employee Rights Upon Severance
Employee Rights Upon Severance

The Company is required to make severance payments to its Israeli employees upon dismissal of an employee or upon a termination of employment in certain circumstances. The Israeli pension and severance pay liability to the employees is covered mainly by deposits made at insurance companies. For its employees who are employed under the Section 14 of the Israeli Severance Pay Law, 1963 (“Section 14”), the Company makes deposits with certain insurance companies for accounts controlled by each applicable employee in order to secure the employees’ rights upon termination. In addition, the related obligation and amounts deposited on behalf of the applicable employees for such obligations are not presented on the Company’s consolidated balance sheets, as the amounts funded are not under the control of management of the Company and the Company is legally released from the obligation to pay any severance payments to the employees once the required deposit amounts have been paid.

For employees not covered under Section 14, severance liabilities are recorded based on the length of service and their latest monthly salary. The Company’s liabilities for the Israeli employees amounted to $1,507 and $1,385 as of December 31, 2025 and 2024, respectively, and are included in other liabilities in the Company’s consolidated balance sheets. The deposits made at insurance companies to cover these liabilities amounted to $1,190 and $938 as of December 31, 2025 and 2024, respectively, and are included in other assets in the Company’s consolidated balance sheets.

Leases
Leases

The Company as a lessee

Leases are classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the statements of operations. A lease is a finance lease if it meets any one of the criteria below, otherwise the lease is an operating lease:

The lease transfers ownership of the underlying asset to the lessee by the end of the lease term.

The lease grants the lessee an option to purchase the underlying asset that the lessee is reasonably certain to exercise.

The lease term is for the major part of the remaining economic life of the underlying asset.

The present value of the sum of the lease payments and any residual value guaranteed by the lessee that is not already reflected in the lease payments equals or exceeds substantially all of the fair value of the underlying asset.

The underlying asset is of such a specialized nature that it is expected to have no alternative use to the lessor at the end of lease term.

Based on the criteria above, all of the Company's leases are classified as operating leases.

Operating lease Rights of Use (“ROU”) assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term, while the ROU assets are also adjusted for any prepaid or accrued lease payments. The Company uses its incremental borrowing rate based on the information available at the commencement date to determine the present value of the lease payments. The Company does not recognize ROU assets or lease liabilities for leases with a term shorter than 12 months.
The lease term is the non-cancellable period of the lease plus periods covered by an extension or termination option if it reasonably certain that the Company will exercise the option.

After lease commencement, the Company measures the lease liability as the present value of the remaining lease payments using the discount rate determined at lease commencement (as long as the discount rate hasn’t been updated as a result of a reassessment event).

The Company subsequently measures the ROU asset as the present value of the remaining lease payments, adjusted for the remaining balance of any lease incentives received, any cumulative prepaid or accrued rent if relevant and any unamortized initial direct costs. Lease expenses are recognized on a straight-line basis over the lease term. Lease terms will include options to extend or terminate the lease when it is reasonably certain that the Company will exercise or not exercise the option to renew or terminate the lease.

Variable lease payments that depend on an index or a rate

On the commencement date, the lease payments shall include variable lease payments that depend on an index or a rate (such as the Consumer Price Index or a market interest rate), initially measured using the index or rate at the commencement date.

The Company does not remeasure the lease liability for changes in future lease payments arising from changes in an index or rate unless the lease liability is remeasured for another reason. Therefore, after initial recognition, such variable lease payments are recognized in profit or loss as they are incurred.

Convertible Debt Instruments
Convertible Debt Instruments

The Company evaluates convertible debt instruments at the time of issuance to determine whether the embedded conversion option needs to be bifurcated from the debt instrument and accounted for as a freestanding derivative instrument. An embedded conversion option is considered to be a freestanding derivative when: (a) the economic characteristics and risks of the embedded conversion option are not clearly and closely related to the economic characteristics and risks of the host instrument, (b) the hybrid instrument that embodies both the embedded conversion option and the host instrument is not re-measured at fair value under otherwise applicable US GAAP with changes in fair value reported in earnings as they occur, and (c) a separate instrument with the same terms as the embedded conversion option would be considered a derivative instrument subject to certain requirements.

Contingent Liabilities
Contingent Liabilities

The Company is subject to various investigations, claims and legal proceedings covering a wide range of matters that arise in the normal course of its business activities. Liabilities for such contingencies are recognized when: (a) information available prior to the issuance of the consolidated financial statements indicates that it is probable that a liability had been incurred at the date of the consolidated financial statements and (b) the amount of loss can reasonably be estimated.

Comprehensive Income (Loss) and Accumulated Other Comprehensive Loss
Comprehensive Income (Loss) and Accumulated Other Comprehensive Loss

The Company's comprehensive income (loss) consists of the Company’s net income (loss), foreign currency translation adjustments and changes in fair value of derivative instruments as cash flow instruments. Accumulated other comprehensive loss consists of the Company’s accumulated foreign exchange currency translation adjustments and changes in fair value of derivative instruments.

Stock Based Compensation
Stock Based Compensation

Stock-based compensation to employees and non-employees, including stock options, are measured as the fair value of the award on the date of grant based on the estimated number of awards that are ultimately expected to vest. The compensation expense resulting from stock-based compensation to management and administrative employees is recorded over the vesting period of the award in selling, general and administrative expense on the accompanying consolidated statements of operations and comprehensive income (loss). Compensation expense resulting from stock-based compensation to operational employees is recorded over the vesting period of the award in cost of revenue.

Non-Controlling Interests
Non-Controlling Interests

The Company’s non-controlling interests represent the minority shareholder’s ownership interests related to the Company’s subsidiaries. The Company reports its non-controlling interests in subsidiaries as a separate component of equity in the consolidated balance sheets and reports net income (loss) attributable to the non-controlling interests in the consolidated statements of operations and comprehensive income (loss).

Redeemable Non-Controlling Interests
Redeemable Non-Controlling Interests

When the Company or its subsidiaries issues preferred shares, it considers the provisions of FASB ASC 480 –“Distinguishing Liabilities from Equity” (Topic 480) in order to determine whether the preferred share should be classified as a liability. If the instrument is not within the scope of Topic 480, the Company further analyses the instruments characteristics in order to determine whether it should be classified within temporary equity (mezzanine) or within permanent equity in accordance with the provisions of Topic 480-10-S99. AU10TIX’s redeemable convertible preferred shares are not mandatorily or currently redeemable. However, it includes a liquidation or deemed liquidation events which constitutes a redemption event that is outside of the Company’s control. As such, all shares of redeemable preferred shares have been presented outside of permanent equity. The Company has not adjusted the carrying values of the redeemable preferred shares to the deemed liquidation values of such shares since a liquidation event was not probable at any of the balance sheet dates. Subsequent adjustments to increase or decrease the carrying values to the ultimate liquidation values will be made only if and when it becomes probable that such a liquidation event will occur.

Revenue Recognition
Revenue Recognition

Revenue is recognized when the promised services are performed for the Company’s clients, and the amount that reflects the consideration the Company is entitled to receive in exchange for those services, is determined. The Company’s revenues are recorded net of any sales taxes.

In order to determine the revenue, the Company (1) identifies the contract with the client, (2) identifies the performance obligations, usually based on the hours spent, (3) determines the transaction price, (4) allocates the transaction price to the performance obligation and (5) recognizes revenue as the performance obligation is satisfied.

A performance obligation is a promise in a contract to transfer a distinct service to the client and it is the unit of account for revenue recognition. The majority of the Company’s contracts have a single performance obligation as the promise to transfer the individual services is not separately identifiable from other promises in the contracts and, therefore, is not distinct.

The following table presents the Company’s revenues according to the Company’s segments:

	Years ended December 31,
	2025	2024	2023
Airport security	$421,818	$362,799	$309,335
Other aviation related services	81,106	74,526	66,463
Authentication technology	31,452	45,985	55,744
Total revenue	$534,376	$483,310	$431,542
The following table presents the Company’s revenues generated from customers by geographical area based on the geographical location of the customers invoicing address:

	Years ended December 31,
	2025		2024		2023
Germany	$158,224	30%	$128,278	27%	$114,176	26%
Spain	130,258	24%	113,177	23%	82,217	19%
The Netherlands	111,804	21%	106,027	22%	101,512	24%
United States	93,008	17%	97,000	20%	99,765	23%
Other countries	41,082	8%	38,828	8%	33,872	8%
Total revenue	$534,376	100%	$483,310	100%	$431,542	100%

Airport Security and Other Aviation Services Segments

In the airport security and other aviation services, for performance obligations that are satisfied over time, revenues are recognized by consistently applying a method of measuring hours spent on that performance obligation. ICTS generally utilizes an output method of time (hours and attendance for specific time framed service like specific flights) of the service provided. Performance obligations are satisfied over the course of each month and continue to be performed until the contract has been terminated or cancelled.

Pricing and Reduction to Revenues

The Company generally determines standalone selling prices based upon the prices included in the client contracts, using expected costs plus margin or other observable prices. The price as specified in client contracts is generally considered the standalone selling price as it is an observable input that depicts the price as if sold to a similar client in similar circumstances. Certain client contracts have variable provisions including quality thresholds or other similar items that could reduce the transaction price. These amounts may be constrained and revenue is recorded to the extent the Company does not expect a significant reversal or when the uncertainty associated with the variable provision is resolved. Variable provision amounts, if any, are not material, and the Company does not expect significant changes to its estimates.

Contracts

The Company’s client contracts generally include standard payment terms acceptable in each of the countries, states and territories in which it operates. The payment terms vary by the type and location of our clients and services offered. Client payments are typically due in 30 to 60 days after invoicing but may be a shorter or longer term depending on the contract. Our contracts with main customers are generally long-term between two to five years. The timing between satisfaction of the performance obligation, invoicing and payment is not significant.

Revenue Service Types

The following is a description of the Company’s revenue service types, including airport security, airline security, cargo security, other airport services, general security services and other services.
Airport Security

Staffing or manning for specialized airport security are usually based on a long-term contract issued via a public tender process. the Company recognizes revenue given the unit of measure (hours) provided in the given time period and the specific price for specific hours agreed upon in the contracts. Quality and criteria of staffing are described in the contracts and are measured in the given time period. Deviations, if any, are discussed with the customer before invoicing and are reflected in the invoice showing the approved hours and other cost elements as agreed upon price.

Most contracts have an hourly rate that reflects an all-in price based on a full cost price calculation. In some of the contracts, the hourly rates are split between a component based on hours and a component based on specific costs in a specific time period but always linked to the service provided in given time period. Revenue is recognized based on the realized hours and contractually agreed upon rate.

Airline Security

Staffing or manning for airline security is usually based on long-term contracts issued via a public tender procedure. The Company recognizes revenue according to the unit of measure provided (usually attendance for specific time framed service such as specific flights). When the manning for the security of these flights is delivered, the Company invoices the customer according to the agreed upon flight price.

Cargo Security

Staffing or manning for specialized cargo security are usually based on a long-term contract, sometimes publicly tendered. Contracts are based on hourly planned and executed screening services. Revenue is recognized based on the realized screening hours and contractually agreed upon hourly rate.

Other Airport Services

Other airport services include wheelchair attendants, pre-departure skycaps, bag-runners, agents, guards, charter security screening, janitorial, and cabin cleaning for major U.S. and foreign carriers in airports throughout the United States of America. The Company’s contracts may include either single or multiple performance obligations and vary by airport and airline. ICTS recognizes revenue given the unit of measure (usually hours) provided in the given time period and the specific price for specific hours or attendance for specific event, time framed service as agreed upon in the contracts.

General Security Services

General security services include providing armed and unarmed guards to private schools and places of worship, video surveillance and patrol. Contracts for general security services generally include only a single performance obligation. The Company recognizes revenue for security guard services given the unit of measure (hours) provided in the given time period. Revenue from video surveillance and patrol is recognized based upon a fixed monthly rate.

Other Services

Other services include revenues from incidental specialized security manning services, training services and ad hoc work performed on and off airports. Revenue is recognized over time as services are being performed, using the input of service delivered during the time period according to the contractual agreed price.
Authentication Technology Segment

In the authentication technology segment, the Company offers authentication services on a cost per click basis, with a minimum yearly commitment which means the customer pays the Company according to the higher of (a) number of times the customer used the system in order to authenticate IDs (recognized at a point of time) or (b) according to the yearly minimum commitment (recognized over time). According to the agreement with the customers, each chargeable click has an agreed price and revenue is being recognized accordingly.

Pricing and Reduction to Revenues

The Company determines standalone selling prices based upon the prices included in the client contracts using expected costs plus margin, or other observable prices. The price as specified in our client contracts is considered the selling price as agreed with the customer. The Company’s variable consideration amounts, if any, are not material, and the Company does not expect significant changes to our estimates. The Company does not expect a significant reversal when the uncertainty associated with the variable consideration is resolved. A customer may or may not be offered a tier-based pricing scheme but in any event of usage above the committed amount, the pricing will remain unchanged.

Contracts

Client contracts generally include standard payment terms acceptable in each of the countries, states and territories in which the company operates, and are typically set to a three-year duration. The payment terms vary by the type and location of our clients and services offered. The minimum commitment is usually paid in advance. Client payments are typically due 30 days after invoicing, but may be a shorter or longer term depending on the contract. Client contracts usually range from one to three years with a convenience exit every twelve months period, and at the end of the contract, there is a renewal option. The timing between satisfaction of the performance obligation, invoicing and payment is not significant.

Deferred Revenues

The Company records deferred revenues when cash payments are received or due in advance of our performance. Deferred revenues at December 31, 2025 and 2024 were $2,939 and $3,527, respectively shown as part of the accrued expenses. Revenue recognized for the years ended December 31, 2025, 2024 and 2023 that was included in the deferred revenue at the beginning of each year was $3,527, $4,938 and $3,570, respectively.

The Company’s payment terms vary by the type and location of the customer and the products or services offered. The term between invoicing and when payment is due is not significant.

Capitalized Contract Costs

As part of obtaining contracts with certain customers in the authentication technology segment, the Company incurs upfront costs such as sales commissions. The Company capitalizes these costs which are subsequently amortized on a straight-line basis over the estimated life of the relationship with the customer. The Company applies the practical expedient that allows it to determine this estimate for a portfolio of contracts that have similar characteristics in terms of type of service, contract term and pricing. This estimate is reviewed by management at the end of each reporting period as additional information becomes available. Capitalized contract costs as of December 31, 2025 and 2024 were $5 and $58, respectively.  Amortization expense for capitalized contract costs for the years ended December 31, 2025, 2024 and 2023 were $53, $88 and $52, respectively.

Cost of Revenue
Cost of Revenue

Cost of revenue represents primarily payroll and employee related costs associated with employees who provide services under the terms of the Company’s contractual arrangements, insurance and depreciation and amortization.

Research and Development Costs
Research and Development Costs

Research and development costs are expensed as incurred and consist primarily of payroll and related costs, professional services, consulting services and non-capitalized costs associated with the development of technologies.

Advertising Costs
Advertising Costs

Advertising costs are expensed as incurred and consist of costs associated with promoting the Company, its products and services as well as participation in conferences and publication costs. Advertising costs during the years ended December 31, 2025, 2024 and 2023 were $2,288, $2,934 and $3,107, respectively.

Value Added Tax
Value Added Tax

Certain of the Company’s operations are subject to Value Added Tax (“VAT”) applied to the services sold in those respective countries. The Company is required to remit the VAT collected to the tax authorities but may deduct the VAT paid on certain eligible purchases.

Income Taxes
Income Taxes

The Company accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates applied to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities resulting from a change in tax rates is recognized in the period that includes the enactment date. A valuation allowance is established when realization of net deferred tax assets is unlikely to be considered more likely than not.

Uncertain income tax positions are determined based upon the likelihood of the positions being sustained upon examination by taxing authorities. The benefit of a tax position is recognized in the consolidated financial statements in the period during which management believes it is more-likely-than-not that the position will not be sustained. Income tax positions taken are not offset or aggregated with other positions. Income tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of income tax benefit that is more than 50 percent likely of being realized if challenged by the applicable taxing authority. The portion of the benefits associated with income tax positions taken that exceeds the amount measured is reflected as income taxes payable.

Income (Loss) Per Share
Income (Loss) Per Share

Basic income (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of shares of common stock outstanding during the period. Diluted income (loss) per share is determined in the same manner as basic income (loss) per share, except that the number of shares is increased to include potentially dilutive securities using the treasury stock method.

The Company had a net loss for the years ended December 31, 2025 and 2024. For periods of net loss, diluted loss per share is calculated similarly to basic loss per share because the impact of all dilutive potential common share is anti-dilutive due to the net loss. Due to the net loss during those years, potentially dilutive securities were excluded from the computation of diluted loss per share.

The Company had net income for the year ended December 31, 2023. Potentially dilutive securities were included in the computation of diluted income per share as the conversion rate of the convertible note payable to related party was lower than the weighted average computed price of the Company’s stock during 2023.
The number of shares of common stock attributable to potentially dilutive securities for the years ended December 31, 2025, 2024 and 2023 were 0, 5,566 and 1,990,173 shares. As of December 31, 2025 and 2024, potentially dilutive shares were excluded from the loss per share calculation due to being anti-dilutive. In computing diluted earnings per share in 2023, the Company took into its calculation additional conversion of the convertible note using the conversion method and 1,990,173 shares of common stock attributable to potentially dilutive securities that could occur upon the exercise of options granted under employee stock compensation plans using the treasury stock method.

Fair Value of Financial Instruments
Fair Value of Financial Instruments

The fair value of cash and cash equivalents, restricted cash, bank deposits, accounts receivable, prepaid expenses and other current assets, notes payable – financial institutions payable, accounts payable, accrued expenses and other current liabilities, income tax and other taxes payable and VAT payable approximate their carrying values due to the short-term nature of the instruments. The carrying value of the severance pay in other liabilities is not readily determinable because: (a) these instruments are not traded and, therefore, no quoted market prices exist upon which to base an estimate of fair value and (b) there were no readily determinable similar instruments on which to base an estimate of fair value.

Concentration of Credit Risk
Concentration of Credit Risk

Financial instruments which are subject to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, bank deposits and accounts receivable.

The Company maintains cash, cash equivalents, restricted cash and bank deposits in accounts with financial institutions in the United States of America, Europe, Japan and Israel. As of December 31, 2025 and 2024, accounts at financial institutions located in the United States of America are insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250 per institution. As of December 31, 2025 and 2024, cash, cash equivalents, restricted cash and bank deposits of $1,507 and $1,128, respectively, are being held in the United States of America, of which $1,007 and $828, respectively, are uninsured. Cash, cash equivalents, restricted cash and bank deposits located in Europe, Japan and Israel, totaling $59,230 and $86,276 as of December 31, 2025 and 2024, respectively, are uninsured.

The Company renders services to a limited number of airlines and airports through service contracts and provides credit without collateral. Some of these airlines and airports may have difficulties in meeting their financial obligations, which can have a material adverse effect on the Company’s consolidated financial position, results of operations and cash flows. To mitigate this risk, the Company regularly reviews the creditworthiness of its customers through its credit evaluation process.

Revenue from three customers represented 50% of total revenue for the year ended December 31, 2025 and 37% of total accounts receivable as of December 31, 2025, of which customer A accounted for 20% from total revenue and 16% of total accounts receivable. Customer B accounted for 15% from total revenue and 10% of total accounts receivable and customer C accounted for 15% from total revenue and 11% of total accounts receivable. Accounts receivable from these three customers represented 37% of total accounts receivable as of December 31, 2025. Revenue from these three customers is presented under the airport security segment of the Company.

Revenue from three customers represented 47% of total revenue for the year ended December 31, 2024 and 24% of total accounts receivable as of December 31, 2024, of which customer A accounted for 18%, from total revenue and 13% of total accounts receivable. Customer B accounted for 17%, from total revenue and 1% of total accounts receivable and customer C accounted for 12% from total revenue and 9% of total accounts receivable. Revenue from these three customers is presented under the airport security segment of the Company.

Revenue from two customers represented 34% of total revenue for the year ended December 31, 2023 and 20% of total accounts receivable as of December 31, 2023, of which customer A accounted for 20% from total revenue and 13% of total accounts receivable, and customer B accounted for 14% of total revenue and 7% of total accounts receivable. Revenue from these two customers is presented under the airport security segment of the Company.

Risks and Uncertainties
Risks and Uncertainties

The Company is currently engaged in direct operations in numerous countries and is therefore subject to risks associated with international operations (including economic and/or political instability, trade restrictions and strikes). Such risks can cause the Company to have significant difficulties in connection with the sale or provision of its services in international markets and have a material impact on the Company’s consolidated financial position, results of operations and cash flows.

The Company is subject to changes in interest rates based on Central Banks Federal Reserve actions and general market conditions. The Company does not utilize derivative instruments to manage its exposure to interest rate risk.

Furthermore, as a result of its international operations, the Company is subject to market risks associated with foreign currency exchange rate fluctuations. The Company does not utilize derivative instruments to manage its exposure to such market risk except in one of its subsidiaries. As such, significant foreign currency exchange rate fluctuations can have a material impact on the Company’s consolidated financial position, results of operations and cash flows.

Reclassification	Reclassification Certain amounts have been reclassified within the year ended December 31, 2023 consolidated statements of cash flows to conform with current period presentation.
Recently Issued Accounting Pronouncements
Recently Issued Accounting Pronouncements

Accounting Standards Update 2025-12

In December 2025, the FASB issued ASU 2025-12 “Codification Improvements” to address suggestions received from stakeholders on the Accounting Standards Codification and to make other incremental improvements to U.S. GAAP. The update represents changes to the Codification that (1) clarify, (2) correct errors, or (3) make minor improvements. The amendments make the Codification easier to understand and apply. The guidance is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements.

Accounting Standards Update 2025-11

In December 2025, the FASB issued ASU 2025-11, “Interim Reporting (Topic 270) Narrow-Scope Improvements.” The amendments in this Update clarify interim disclosure requirements and the applicability of Topic 270. The objective of the update is to provide clarity about current interim requirements. The amendments in this update also include a disclosure principle that requires entities to disclose events since the end of the last annual reporting period that have a material impact on the entity. The amendments in this ASU are required to be adopted for interim periods within annual reporting periods beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements.

Accounting Standards Update 2025-09

In November 2025, the FASB issued ASU 2025-09, Derivatives and Hedging (Topic 815): Hedge Accounting Improvements. The update expands the ability to apply hedge accounting to more diverse risk management strategies and simplifies the requirements for grouping forecasted transactions. The guidance is effective for the Company beginning January 1, 2027, with early adoption permitted. The Company has evaluated the amendments and determined that while they may simplify certain documentation procedures, the adoption of this update is not expected to have a material impact on its consolidated financial statements.

Accounting Standards Update 2025-08

In November 2025, the FASB issued ASU 2025-08, Financial Instruments—Credit Losses (Topic 326): Purchased Loans. This update introduces the "purchased seasoned loan" (PSL) category, which allows acquired loans that meet certain age and "involvement" criteria to use a gross-up approach for the credit loss allowance, rather than recording an immediate "Day 1" loss in earnings. The guidance is effective for fiscal years beginning after December 15, 2026. The adoption of this update is not expected to have a material impact on its consolidated financial statements.
Accounting Standards Update 2025-06

In September 2025, the FASB issued ASU 2025-06, Intangibles—Goodwill and Other—Internal-Use Software (Subtopic 350-40). This update modernizes the accounting for software costs by removing legacy "development stages" and instead requiring capitalization to begin when it is probable that a software project will be completed and used for its intended function. The guidance is effective for the Company for annual periods beginning after December 15, 2026. The Company is evaluating the impact of this ASU in its financial statements.

Accounting Standards Update 2025-05

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Practical Expedient for Estimating Expected Credit Losses. The update provides a practical expedient allowing entities to assume that current economic conditions at the balance sheet date will remain constant over the remaining life of the asset when estimating credit losses for trade receivables and contract assets. The guidance is effective for fiscal years beginning after December 15, 2025. The Company intends to elect this practical expedient upon early adoption and does not expect it to have a material impact on its allowance for credit losses or consolidated financial statements.

Accounting Standards Update 2024-03

In November 2024, the Financial Standards Accounting Board (FASB) issued Accounting Standards Update (ASU) 2024-03 "Income Statement – Reporting Comprehensive Income – Expense Disaggregation Disclosures (Subtopic 220-40)" which expands annual and interim disclosure requirements for certain costs and expenses, primarily through enhanced disclosures. ASU 2024-03 is effective for our annual periods beginning December 15, 2026, and for interim periods beginning December 15, 2027, with early adoption permitted. The Company is currently evaluating this guidance to determine the impact it may have on its consolidated financial statements disclosures.

Accounting Standards Update 2023-09

In December 2023, the FASB issued ASU 2023-09 Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 improves the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. It also includes certain other amendments to improve the effectiveness of income tax disclosures. For public business entities, the ASU is effective for annual periods beginning after December 15, 2024. The Company implemented the new income tax disclosures retrospectively. The implementation of ASU 2023-09 affected disclosures only and had no impact on the Company’s financial condition or results of operations (See Note 15 Income Taxes).